Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 16,479	$ 11,134
Carrying amount of associated liabilities	45,766	42,592
Carrying amount of associated liabilities, fair value	88,912	85,122
Assets	943,597	837,683
Outstanding loans	520,156
Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	15,695	10,509
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	600	600
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	9,300	7,600
Multi seller conduits [member] | Financial Assets Securities [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	525	0
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	178	0
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	347	0
Multi seller conduits [member] | Loans Net of Allowance for Credit Losses [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	1,089	0
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	133,500	152,500
CIBC Structured Collateralized Debt Obligation Vehicles [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	0	181
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	7,900	5,900
Debt and equity investments held	489	338
Credit card securitization trust [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	4,500	1,700
Credit card receivables fair value	4,500	1,700
Credit card funding liabilities	3,000	1,700
Credit card funding liabilities fair value	2,900	1,700
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	26,300	23,800
Carrying amount of associated liabilities, fair value	26,100	24,000
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	137	50
Non controlling interest	70	14
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	$ 125	$ 92